Cash flow disclosures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flow disclosures
Other receivables and credits	$ (55,064)	$ (4,503)	$ 46,571
Inventories	(3,566)	(2,767)	2,358
Other liabilities	989	(4,985)	(14,831)
Changes in working capital	$ (57,641)	$ (12,255)	$ 34,098